Retirement Benefit Obligations - Summary of Composition of Net Pension Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	€ (305)	€ (472)
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(168)	(188)
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(30)	(154)
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	(68)	(65)
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Net pension liability	€ (39)	€ (65)